Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Schedule Of Quantitative Information Regarding Fair Value Measurements of Promissory Note
The key inputs into the binomial lattice model for the Warrants were as follows:

September 30, 2021
Input	Private Warrants
Market price of public shares	9.94
Risk-free rate	0.94%
Dividend yield	0.00%
Volatility	15.8%
Exercise price	11.50
Effective expiration date	06/16/26
One-touch hurdle
The following significant assumptions used in the valuation model to estimate the fair value of the warrant liabilities were as follows:

Series A Warrants	September 30, 2021	December 31, 2020
Fair value of underlying preferred stock	$14.24	$2.00
Expected life (years)	0.08 – 1.25	2.00
Expected volatility	45.0% – 74.0%	75.7%
Risk-free interest rate	0.04% – 0.14%	0.13%

Series D Warrants	September 30, 2021	December 31, 2020
Fair value of underlying preferred stock	$14.82	$7.21
Expected life (years)	0.08 – 1.25	2.00
Expected volatility	45.0% – 74.0%	75.7%
Risk-free interest rate	0.04% – 0.14%	0.13%
The following significant assumptions used in the valuation model to estimate the fair value of the warrant liabilities were as follows:

	December 31,
Series A Warrants	2020	2019
Fair value of underlying preferred stock	$2.00	$2.29
Expected life (years)	2.00	6.98
Expected volatility	75.7%	70.0%
Risk-free interest rate	0.13%	1.57%

	December 31,
Series D Warrants	2020	2019
Fair value of underlying preferred stock	$7.21	n/a
Expected life (years)	2.00	n/a
Expected volatility	75.7%	n/a
Risk-free interest rate	0.13%	n/a